CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Details 4) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended						0 Months Ended															0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor	Dec. 31, 2013 Notes due 2014	Aug. 30, 2012 Notes due 2014 Predecessor	Apr. 06, 2012 Notes due 2014 Predecessor	Mar. 29, 2012 Notes due 2014 Predecessor	Mar. 07, 2012 Notes due 2014 Predecessor	Feb. 22, 2012 Notes due 2014 Predecessor	Feb. 21, 2012 Notes due 2014 Predecessor	Feb. 07, 2012 Notes due 2014 Predecessor	Feb. 24, 2004 Notes due 2014 Predecessor	Mar. 07, 2012 Notes due 2014 Forecast Predecessor	Feb. 07, 2012 Notes due 2014 Maximum Predecessor	Feb. 24, 2004 Notes due 2014 Redemption period on or after March 1, 2009 Predecessor	Feb. 24, 2004 Notes due 2014 Redemption period on or after March 1, 2012 Predecessor	Dec. 31, 2013 Notes due 2019	Aug. 30, 2012 Notes due 2019 Predecessor	Jun. 09, 2009 Notes due 2019 Predecessor	Dec. 31, 2013 Notes due 2019 Redemption period on or after June 1, 2014	Dec. 31, 2013 Notes due 2019 Redemption period on or after June 1, 2017	Dec. 31, 2013 Notes due 2020	Aug. 30, 2012 Notes due 2020 Predecessor	Dec. 15, 2010 Notes due 2020 Predecessor	Dec. 31, 2013 Notes due 2020 Redemption period on or after December 1, 2015	Dec. 31, 2013 Notes due 2020 Redemption period on or after December 1, 2018	Dec. 31, 2013 Notes	Aug. 30, 2012 Notes Predecessor	Dec. 31, 2013 5% Promissory Note payable to NCM due 2019
Corporate borrowings and capital and financing lease obligations
Aggregate principal amount of debt issued													$ 300,000,000							$ 600,000,000					$ 600,000,000
Stated interest rate (as a percent)					8.00%								8.00%					8.75%		8.75%			9.75%		9.75%			5.875%		5.00%
Redemption price of debt instrument (as a percent)						100.00%	100.00%									104.00%	100.00%				104.375%	100.00%				104.875%	100.00%
Aggregate principal amount of debt that was offered for purchase under the cash tender offer															160,000,000
Outstanding aggregate principal balance												300,000,000
Aggregate principal amount for which holders tendered											108,955,000
Aggregate principal amount for which tendered offer was accepted for purchase									50,892,000	58,063,000
Redemption price percentage of principal amount for the first part										97.25%
Redemption price percentage of principal amount for the second part										3.00%
Additional aggregate principal amount for which tendered offer accepted for purchase										10,000
Debt instrument redemption price as a percentage of principal amount							100.00%			97.25%				100.00%
(Gain) loss on redemption and modification of debt						1,297,000		(640,000)
Tender offer and consent fee paid								213,000
Tender offer and consent fee paid	(3,219,000)	(12,687,000)	967,000	1,336,000				155,000
Other expenses								272,000
Aggregate principal amount of debt redeemed							51,035,000							51,035,000
Principal amount plus accrued interest paid						141,027,000
Consent fee payable as a percentage of principal amount																													0.25%
Unamortized premium		101,290,000																	57,000,000					63,000,000
Consent fees reflected in purchase accounting adjustments																													2,376,000
Maximum borrowing capacity																												$ 1,537,000,000